Condensed Financial Information (Parent Company)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company)
, Inc.
Schedule II
Condensed Financial Information
(Parent Company Only)
December 31, 2017 and 2016
(In thousands, except share and per share data)

	2017	2016
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $238,948 and $0, respectively)	$236,946	$—
Investment in subsidiaries	17,810,226	—
Total investments	18,047,172	—
Cash and cash equivalents	325,528	1
Accrued investment income	945	—
Receivable from former affiliate	191,570	—
Current income tax recoverable	20,714	306
Other assets	8,205	15,870
Total assets	$18,594,134	$16,177
Liabilities and Stockholders’ Equity
Liabilities
Long-term and short-term debt	$3,702,071	$—
Payable to former affiliate	333,148	16,745
Deferred income tax liability	33,166	—
Other liabilities	10,083	—
Total liabilities	4,078,468	16,745
Stockholders’ Equity
Common stock, par value $0.01 per share; 1,000,000,000 and 100,000 shares authorized, respectively; 119,773,106 and 100,000 shares issued and outstanding, respectively	1,198	1
Additional paid-in capital	12,432,449	—
Retained earnings (deficit)	405,853	(569)
Accumulated other comprehensive income (loss)	1,676,166	—
Total stockholders’ equity	14,515,666	(568)
Total liabilities and stockholders’ equity	$18,594,134	$16,177
See accompanying notes to the condensed financial information.
Brighthouse Financial, Inc.
Schedule II
Condensed Financial Information (continued)
(Parent Company Only)
For the Year Ended December 31, 2017, and
For the Period from August 1, 2016 (Date of Inception) to December 31, 2016
(In thousands)

	2017	2016
Condensed Statements of Operations
Revenues
Equity in earnings (losses) of subsidiaries	$(565,979)	$—
Net investment income	5,573	—
Other revenues	221,834	—
Net investment gains (losses)	(237)	—
Net derivative gains (losses)	1,729	—
Total revenues	(337,080)	—
Expenses
Credit facility fees	16,014	875
Other expenses	75,921	—
Total expenses	91,935	875
Income (loss) before provision for income tax	(429,015)	(875)
Provision for income tax expense (benefit)	(50,897)	(306)
Net income (loss)	$(378,118)	$(569)
Comprehensive income (loss)	$33,000	$(569)

See accompanying notes to the condensed financial information.

Brighthouse Financial, Inc.
Schedule II
Condensed Financial Information (continued)
(Parent Company Only)
For the Year Ended December 31, 2017, and
For the Period from August 1, 2016 (Date of Inception) to December 31, 2016
(In thousands)

	2017	2016
Condensed Statements of Cash Flows
Cash flows from operating activities
Net income (loss)	$(378,118)	$(569)
Equity in (earnings) losses of subsidiaries	565,979	—
Distribution from subsidiary	50,000	—
Other, net	(252,310)	569
Net cash provided by (used in) operating activities	(14,449)	—
Cash flows from investing activities
Sales of fixed maturity securities	509,814	—
Purchases of fixed maturity securities	(748,972)	—
Capital contributions to subsidiaries	(1,300,000)	—
Net cash provided by (used in) investing activities	(1,539,158)	—
Cash flows from financing activities
Long-term and short-term debt issued	3,724,375	—
Debt issuance costs	(39,187)	—
Issuance of common stock	—	1
Distribution to MetLife, Inc.	(1,798,000)	—
Credit facility fees	(8,054)	—
Net cash provided by (used in) financing activities	1,879,134	1
Change in cash and cash equivalents	325,527	1
Cash and cash equivalents, beginning of period	1	—
Cash and cash equivalents, end of period	$325,528	$1

Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$67,135	$—
Income tax:
Cash received from MetLife, Inc. for income tax	$(40)	$—
Income tax paid by Brighthouse Financial, Inc.	888	—
Net cash paid (received) for income tax	$848	$—
Schedule II
Notes to the Condensed Financial Information
(Parent Company Only)
1. Basis of Presentation
The condensed financial information of Brighthouse Financial, Inc. (the “Parent Company”) should be read in conjunction with the consolidated financial statements of Brighthouse Financial, Inc. and its subsidiaries and the notes thereto (the “Consolidated Financial Statements”). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for Brighthouse Financial, Inc. Investments in subsidiaries are accounted for using the equity method of accounting.
The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.
2. Investment in Subsidiaries
Contribution of Brighthouse Holdings, LLC
On July 28, 2017, MetLife, Inc. contributed to Brighthouse Financial, Inc. all of the common interests in BH Holdings in exchange for (i) the assumption by Brighthouse Financial, Inc. of certain liabilities of MetLife, Inc. including, among other things, liabilities relating to the operation of Brighthouse Financial, Inc.’s business (including from periods prior to the separation) and certain liabilities related to Brighthouse Financial, Inc.’s employees, liabilities relating to Brighthouse Financial, Inc.’s assets and outstanding contractual and non-contractual relationships with customers, vendors and others (including obligations under leases for Brighthouse Financial, Inc.’s corporate headquarters in Charlotte, North Carolina, as well as certain other locations), and liabilities relating to certain historical operations of MetLife, Inc.; (ii) a cash distribution; (iii) the issuance of additional shares of Brighthouse Financial, Inc. common stock; and (iv) the entry into certain other agreements between MetLife, Inc. and Brighthouse Financial, Inc.
During the year ended December 31, 2017, Brighthouse Financial, Inc. paid cash capital contributions of $1.3 billion to BH Holdings.
During the year ended December 31, 2017, Brighthouse Financial, Inc. received a $50 million cash distribution from BH Holdings.
. Long-term and Short-term Debt
Long-term and short-term debt outstanding was as follows:

			December 31,
	Interest Rate	Maturity	2017	2016
			(In millions)
Senior notes — unaffiliated (1)	3.70%	2027	$1,489	$—
Senior notes — unaffiliated (1)	4.70%	2047	1,477	—
Term loan — unaffiliated	LIBOR plus 1.5%	2019	600	—
Total long-term debt			3,566	—
Short-term intercompany loans			136	—
Total long-term and short-term debt			$3,702	$—

_______________

(1)	Includes unamortized debt issuance costs and debt discount totaling $34 million for the senior notes due 2027 and 2047 on a combined basis at December 31, 2017.
Interest expense related to long-term and short-term debt of $75 million for the year ended December 31, 2017 is included in other expenses.
The aggregate maturities of long-term and short-term debt at December 31, 2017 for the next five years and thereafter are $136 million in 2018, $600 million in 2019, $0 in each of 2020, 2021 and 2022, and $3.0 billion thereafter.
Senior Notes
See Note 9 of the Notes to the Consolidated and Combined Financial Statements for information regarding the unaffiliated senior notes.
Credit Facilities
See Note 9 of the Notes to the Consolidated and Combined Financial Statements for information regarding Brighthouse Financial, Inc.’s credit facilities, including the unaffiliated term loan.
At December 31, 2016, Brighthouse Financial, Inc. owed MetLife, Inc. $17 million for debt issuance costs and credit facility fees paid on Brighthouse Financial Inc.’s behalf, which is included in payable to former affiliate. Brighthouse Financial, Inc. reimbursed MetLife, Inc. for such costs during 2017.
Short-term Intercompany Loans
On October 23, 2017, Brighthouse Financial, Inc., as borrower, entered into a short-term intercompany loan agreement with certain of its non-insurance subsidiaries, as lenders, for the purposes of facilitating the management of the available cash of the borrower and the lenders on a consolidated basis. Each loan entered into under this intercompany loan agreement has a term not more than 364 days and bears interest on the unpaid principal amount at a variable rate, payable monthly.
During the fourth quarter of 2017, Brighthouse Financial, Inc. borrowed $80 million aggregate principal amount from Brighthouse Services, and $56 million aggregate principal amount from BH Holdings. The weighted average interest rate on these short-term intercompany loans was 0.73% at December 31, 2017 and interest expense was not significant for the year ended December 31, 2017.
Intercompany Liquidity Facilities
We have established an intercompany liquidity facility with certain of our insurance and non-insurance company subsidiaries to provide short-term liquidity within and across the combined group of companies. Under the facility, which is comprised of a series of revolving loan agreements among Brighthouse Financial, Inc. and its participating subsidiaries, each company may lend to or borrow from each other, subject to certain maximum limits for a term not more than 364 days. For each insurance subsidiary, the borrowing and lending limit is 3% of the respective insurance subsidiary’s statutory admitted assets as of the previous year end. For Brighthouse Financial, Inc. and each non-insurance subsidiary, the borrowing and lending limit is based on a formula tied to the statutory admitted assets of the respective non-insurance subsidiaries. Brighthouse Financial, Inc. made no loans to, and received no borrowings from, any of its subsidiaries under this liquidity facility during the year ended December 31, 2017.
In connection with the Separation, the Company entered into a tax receivable agreement (the “Tax Receivables Agreement”) with MetLife that provides MetLife with the right to receive as partial consideration for its contribution of assets to Brighthouse Financial, Inc. future payments from Brighthouse Financial, Inc., equal to 86% of the amount of cash savings, if any, in U.S. federal income tax that Brighthouse Financial, Inc. and its subsidiaries actually, or are deemed to, realize as a result of the utilization of Brighthouse Financial, Inc. and its subsidiaries’ net operating losses, capital losses, tax basis and amortization or depreciation deductions in respect of certain tax benefits it may realize as a result of certain transactions involved in the Separation. In the third quarter of 2017, in connection with the Tax Receivables Agreement, the Company recorded a payable to MetLife of $553 million in other liabilities, offset with a decrease to additional paid-in capital.
In the fourth quarter of 2017, as a result of the reduction in the statutory tax rates under the Tax Act, the liability to MetLife under the Tax Receivables Agreement was reduced by $222 million, which is included in other revenues.
At December 31, 2017 and 2016, Brighthouse Financial, Inc. owed MetLife $333 million and $0, respectively, included in payable to former affiliate, primarily in connection with the Tax Receivables Agreement.